Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of change in the fair value of the derivative warrant liabilities

The following table presents the changes in the liability for warrants on convertible preferred stock during the three months ended March 31, 2021 (in thousands):

Convertible Preferred Warrant Warrant Stock
Balance as of December 31, 2020	$95,342
Change in fair value of warrants	66,397
Exercised warrants	(253)
Balance as of March 31, 2021	$161,486

Schedule of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates

The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

	Three Months Ended March 31,
	2021	2020
Volatility	65.0%	75.0%
Risk-free interest rate	0.1%	0.3%
Expected term (in years)	1.2	2.3
Dividend yield	—%	—%
Discount for lack of marketability	6.8%	40.0%

Star Peak Energy Transition Corp [Member]
Schedule of financial assets that are measured at fair value on a recurring basis

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$383,721,747	$—	$—	$383,721,747
Liabilities:
Stock warrant liabilities (restated)	—	—	121,091,978	121,091,978
Total fair value	$383,721,747	$—	$121,091,978	$504,813,725

Schedule of change in the fair value of the derivative warrant liabilities

Warrant liabilities at December 31, 2020	$121,091,978
Change in fair value of warrant liabilities	155,781,741
Warrant liabilities at March 31, 2021	$276,873,719

The change in the fair value of the derivative warrant liabilities for the year ended December 31, 2020 is summarized as follows:

Warrant liabilities at January 1, 2020	$—
Issuance of Public and Private Warrants	11,822,148
Warrant liabilities at September 30, 2020	$11,822,148
Change in fair value of warrant liabilibites	109,269,830
Warrant liabilities at December 31, 2020	$121,091,978

Schedule of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates

As of March 31, 2021
Exercise price	$11.50
Stock Price	$20.58
Term (in years)	5.09
Volatility	15.00%
Risk-free interest rate	0.94%
Dividend yield	—
Probability of completing a Business Combination	95.00%
Discount for lack of marketability	1.5%

	As of December 31,	As of August 20, 2020 and
	2020	September 30, 2020
Exercise price	$11.50	$11.50
Stock price	$20.46	$9.90
Term (in years)	5.33	5.58
Volatility	21.00%	21.50%
Risk-free interest rate	0.41%	0.34%
Dividend yield	—	—
Probability of completing a Business Combination	85.00%	50.00%
Discount for lack of marketability	3.00%	4.00%